JPMorgan Ultra-Short Municipal Fund Expense Example - A I Shares [Member] - JPMorgan Ultra-Short Municipal Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	907
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 609